Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 31,913	$ 28,009
Less accumulated depreciation	13,387	10,892
Fixed assets, net	18,526	17,117
Depreciation expenses	3,101	1,868	$ 2,001
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	863	863
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14,253	14,099
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,416	7,331
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	625	624
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,652	4,383
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	87	87
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	546	622
Right of use assets [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,471